Note 18 - Derivatives	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

18. Derivatives:

(a) Interest rate swaps and interest rate caps that meet the criteria for hedge accounting: The Company manages its exposure to floating interest rates and foreign currencies by entering into interest rate swaps and interest rate caps agreements with varying start and maturity dates.

The interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month SOFR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC 815, these interest rate derivatives instruments qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in “Accumulated Other Comprehensive Income” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance costs. The change in the fair value of the interest rate derivative instruments that did not qualify for hedge accounting is recorded in Gain / (Loss) on derivative instruments, net.

During the six-month period ended June 30, 2026, pursuant to the prepayment of the loan discussed in Note 10.A.2, the Company terminated one interest rate swap agreement and recorded a gain of $983 which is included in Gain / (loss) on derivative instruments, net in the accompanying 2026 consolidated statement of income. During the year ended December 31, 2025, pursuant to the prepayment of the loan discussed in Note 10.A.20, one NML subsidiary terminated one interest rate swap agreement.

As of December 31, 2025 and June 30, 2026, the Company had interest rate swap agreements and interest rate cap agreements with an outstanding notional amount of $631,755 and $496,407, respectively. The fair value of these derivatives outstanding as of December 31, 2025 and June 30, 2026 amounted to a net asset of $14,071 and a asset of $15,564, respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these derivatives range between June 2027 and March 2031.

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swap and interest rate cap amounts to $6,139.

(b) Cross currency swaps that do not meet the criteria for hedge accounting: On November 21, 2025, two cross-currency swaps matured. As of December 31, 2025 and June 30, 2026, there are no outstanding cross currency swaps that do not meet the criteria for hedging accounting.

(c) Foreign currency agreements, FX option zero cost collar and Foreign currency options: As of June 30, 2026, the Company holds six Euro/U.S. dollar forward agreements totaling $7,049 at an average forward rate of Euro/U.S. dollar 1.1749, expiring in monthly intervals up to December 2026. Furthermore, the Company holds six Euro/U.S. dollar foreign currency options totaling $10,575 at an average call rate of Euro/U.S. dollar 1.1750, expiring in monthly intervals up to December 2026.

As of December 31, 2025, the Company held 12 Euro/U.S. dollar forward agreements totaling $14,099 at an average forward rate of Euro/U.S. dollar 1.1749, expiring in monthly intervals up to December 2026. Furthermore, the Company entered into 12 Euro/U.S. dollar foreign currency options totaling $21,150 at an average call rate of Euro/U.S. dollar 1.1750, expiring in monthly intervals up to December 2026.

The total change of forward contracts and foreign currency options fair value for the six-month period ended June 30, 2026, was an aggregate loss of $657 (a gain of $3,060 for the six-month period ended June 30, 2025) and is included in Gain / (loss) on derivative instruments, net in the accompanying consolidated statements of income. The fair value of the forward contracts as at December 31, 2025 and June 30, 2026, amounted to an asset of $110 and a liability of $185, respectively. The fair value of the foreign currency options as at December 31, 2025 and June 30, 2026, was an asset of $393 and an asset of $31, respectively.

During the six-month period ended June 30, 2025, the Company entered into an FX option zero cost collar agreement to manage its exposure to fluctuations of foreign currencies risks. The total change of the FX option zero cost collar contract fair value for the six-month period ended June 30, 2025, was a loss of $2,994 and is included in Gain / (loss) on derivative instruments, net in the accompanying 2025 consolidated statement of income. On November 21, 2025, the agreement matured.

The Effect of Derivative Instruments for the six-month periods ended
June 30, 2025 and 2026
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Total OCI on Derivative
	2025	2026
Interest rate swaps and cross-currency swaps	$(1,584)	$3,777
Interest rate caps (included component)	(933)	1,578
Interest rate caps (excluded component) (1)	(4,422)	(627)
Reclassification to Interest and finance costs	(5,093)	(3,131)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	2,029	2,012
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	31	31
Total	$(9,972)	$3,640

(1)	Excluded component represents interest rate caps instruments time value.

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net
		2025	2026
Cross-currency swaps	Gain / (loss) on derivative instruments, net	$13,702	$-
Interest rate swaps	Gain / (loss) on derivative instruments, net	-	983
FX option zero cost collar	Gain / (loss) on derivative instruments, net	(2,995)	-
Foreign currency options	Gain / (loss) on derivative instruments, net	-	(362)
Forward currency contracts	Gain / (loss) on derivative instruments, net	3,060	(295)
Total		$13,767	$326